Expense Example, No Redemption (Vanguard Dividend Growth Fund Retail)	Vanguard Dividend Growth Fund Vanguard Dividend Growth Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	33
3 YEAR	103
5 YEAR	180
10 YEAR	406